GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - (Narrative) (Details)	9 Months Ended
Sep. 30, 2025 Unit_Segment
Segment Reporting Information [Line Items]
Number of reportable segment	1